SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Defined benefit plan, final years of service	5 years
Right-of-use assets	$ 21	$ 18	$ 24
Employee Stock Option
Disclosure of detailed information about property, plant and equipment [line items]
Vesting period	5 years
Bottom of range [member] | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Useful life or depreciation rate of property, plant and equipment	20 years
Bottom of range [member] | Production Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life or depreciation rate of property, plant and equipment	2 years
Top of range [member] | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Useful life or depreciation rate of property, plant and equipment	40 years
Top of range [member] | Production Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life or depreciation rate of property, plant and equipment	25 years